Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Related Party Transactions
Balances payable to related parties are as follows:

	As of March 31,
	2021			2022
	Principal owner	Others	Total	Principal owner		Others		Total		Total

	(In millions)
Balances in non-interest-bearing deposits	Rs. 31,834.6	Rs. 9,732.0	Rs. 41,566.6	Rs.	20,695.1	Rs.	6,273.0	Rs.	26,968.1	US$	355.5
Balances in interest-bearing deposits	3,772.1	1,830.5	5,602.6		6,719.8		875.0		7,594.8		100.1
Accrued expenses and other liabilities	1,110.5	—	1,110.5		641.4		—		641.4		8.5

Total	Rs. 36,717.2	Rs. 11,562.5	Rs. 48,279.7	Rs.	28,056.3	Rs.	7,148.0	Rs.	35,204.3	US$	464.1

Balances receivable from related parties are as
follows:

	As of March 31,
	2021						2022
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Loans	Rs.	—	Rs.	10.6	Rs.	10.6		Rs. —	Rs.	7.4	Rs.	7.4	US$	0.1
Other assets		1,390.9		1,627.7		3,018.6		656.5		1,498.7		2,155.2		28.4

Total	Rs.	1,390.9	Rs.	1,638.3	Rs.	3,029.2	Rs.	656.5	Rs.	1,506.1	Rs.	2,162.6	US$	28.5

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2020			2021			2022
	Principal owner	Others	Total	Principal owner	Others	Total	Principal owner	Others	Total	Total

	(In millions)

Non-interest revenue-Fees and commissions	Rs. 3,089.4	Rs. 17,001.7	Rs. 20,091.1	Rs. 3,246.5	Rs. 19,801.6	Rs. 23,048.1	Rs. 4,639.3	Rs. 22,939.5	Rs. 27578.8	US$	363.5
Interest and Dividend revenue	—	1,194.2	1,194.2	—	552.5	552.5	—	0.1	0.1		—
Interest expense-Deposits	(85.3)	(84.2)	(169.5)	(108.0)	(171.3)	(279.3)	(204.3)	(82.2)	(286.5)		(3.8)
Non-interest expense-Administrative and other	(5,840.8)	(3,119.6)	(8,960.4)	(5,874.4)	(2,856.3)	(8,730.7)	(7,182.4)	(4,558.9)	(11,741.3)		(154.8)
Non-interest expense-Premises and equipment	(25.8)	(9.7)	(35.5)	(24.3)	(5.2)	(29.5)	(19.2)	—	(19.2)		(0.3)